Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Disclosure of Property Plant and Equipment
Oil and Gas assets/ Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2021	$10,662.5	$175.8	$10,838.3
Capital expenditures	140.2	0.7	140.9
Business acquisition	32.9	-	32.9
Dispositions	0.1	-	0.1
Change in decommissioning liability (1)	62.3	-	62.3
Derecognition on acquisition	(545.8)	-	(545.8)
Balance at December 31, 2021	$10,352.2	$176.5	$10,528.7
Capital expenditures	313.9	0.9	314.8
Property acquisitions	4.6	-	4.6
Change in decommissioning liability (1)	83.6	-	83.6
Balance at December 31, 2022	$10,754.3	$177.4	$10,931.7

(1)	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 7 .
Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2021	$9,766.8	$175.8	$9,942.6
Depletion and depreciation	115.6	0.7	116.3
Impairments	19.5	-	19.5
Impairment reversal	(338.0)	-	(338.0)
Derecognition on acquisition	(545.8)	-	(545.8)
Balance at December 31, 2021	$9,018.1	$176.5	$9,194.6
Depletion and depreciation	170.3	0.1	170.4
Impairment	36.4	-	36.4
Impairment reversal	(322.0)	-	(322.0)
Balance at December 31, 2022	$8,902.8	$176.6	$9,079.4
Net book value

	As at December 31
	2022	2021
Total	$1,852.3	$1,334.1

Summary of Right of Use Assets
The following table includes a break-down of the categories for right-of-use
assets.
Cost

	Transportation	Vehicle	Surface	Total
Balance, January 1, 2021	$14.9	$5.7	$2.1	$22.7
Additions	1.4	0.7	-	2.1
Balance, December 31, 2021	16.3	6.4	2.1	24.8
Additions	-	1.0	-	1.0
Balance, December 31, 2022	$16.3	$7.4	$2.1	$25.8
Accumulated depletion, depreciation and impairment

	Transportation	Vehicle	Surface	Total
Balance, January 1, 2021	$10.5	$2.6	$0.1	$13.2
Depreciation	2.1	1.4	0.1	3.6
Balance, December 31, 2021	12.6	4.0	0.2	16.8
Depreciation	2.2	1.4	0.1	3.7
Balance, December 31, 2022	$14.8	$5.4	$0.3	$20.5
Net book value

	As at December 31
	2022	2021
Total	$5.3	$8.0

Summary of Property Plant Equipment And Right Of Use Assets
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at December 31
PP&E	2022	2021
Oil and Gas assets, Facilities, Corporate assets	$1,852.3	$1,334.1
Right-of-use assets	5.3	8.0
Total	$1,857.6	$1,342.1

Disclosure of Benchmark Prices Used in Impairment Tests
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (GLJ Ltd., Sproule Associates Limited, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment test as at December 31,
2022.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2023	$80.25	$4.44	$0.74	0.00%
2024	78.19	4.54	0.76	2.50%
2025	76.10	4.37	0.76	2.00%
2026	76.96	4.44	0.77	2.00%
2027	78.50	4.52	0.77	2.00%
2028 – 2033	$84.18	$4.84	$0.77	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (GLJ Ltd., Sproule Associates Limited, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31,
202
1
.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate

2022	$71.88	$3.58	$0.80	0.00%
2023	67.91	3.22	0.80	2.25%
2024	65.42	3.07	0.80	2.00%
2025	66.72	3.14	0.80	2.00%
2026	68.05	3.20	0.80	2.00%
2027 – 2032	$72.98	$3.43	$0.80	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%

Disclosure of Estimated Recoverable Amount on Impairment Test
The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2021.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,237.4	$73.1	$84.8
The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2022.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,652.6	$93.0	$119.9